Marketing Expenses (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Marketing Expenses [Line Items]
Total Marketing Expenses		$ 908	$ 285	$ 1,959	$ 605	$ 1,628
Marketing expense
Schedule Of Marketing Expenses [Line Items]
Salaries, wages and related expenses	[1]	235	120	445	243	494
Share-based payment	[1]	71	27	528	76	570
PR and advertisement		523	127	817	269	507
Maintenance, office and software fees		14	3	41	7	22
Depreciation and amortization		23	7	54	5	17
D&O insurance		18	0	43	0	0
Others		$ 24	$ 1	$ 31	$ 5	$ 18

[1]	Including expenses in respect of related parties - see Note 14.